EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2018
Equipment Tables Abstract
Equipment

		June 30, 2018		June 30, 2017
	Cost	AccumulatedDepreciation	Net	Net
Equipment	$151,188	$12,770	$138,418	$-